Tri-Continental Corporation
Third Quarter Report
September 30, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Tri-Continental Corporation, September 30, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 66.9%
Issuer	Shares	Value ($)
Communication Services 6.3%
Diversified Telecommunication Services 0.9%
AT&T, Inc.	350,000	9,884,000
Verizon Communications, Inc.	185,000	8,130,750
Total		18,014,750
Interactive Media & Services 5.1%
Alphabet, Inc., Class A	243,999	59,316,157
Meta Platforms, Inc., Class A	58,014	42,604,321
Total		101,920,478
Media 0.3%
Comcast Corp., Class A	160,000	5,027,200
Fox Corp., Class A	23,928	1,508,900
Total		6,536,100
Total Communication Services		126,471,328
Consumer Discretionary 6.2%
Automobile Components 0.5%
Aptiv PLC(a)	116,900	10,079,118
Automobiles 0.6%
Tesla, Inc.(a)	25,980	11,553,825
Broadline Retail 2.0%
Amazon.com, Inc.(a)	154,352	33,891,069
Macy’s, Inc.	310,000	5,558,300
Total		39,449,369
Hotels, Restaurants & Leisure 1.3%
Booking Holdings, Inc.	3,603	19,453,570
Darden Restaurants, Inc.	27,500	5,234,900
Expedia Group, Inc.	6,562	1,402,627
Total		26,091,097
Household Durables 0.1%
Newell Brands, Inc.	600,000	3,144,000
Specialty Retail 0.4%
Best Buy Co., Inc.	70,000	5,293,400
Lowe’s Companies, Inc.	7,800	1,960,218
Total		7,253,618
Common Stocks (continued)
Issuer	Shares	Value ($)
Textiles, Apparel & Luxury Goods 1.3%
Ralph Lauren Corp.	47,048	14,752,371
Tapestry, Inc.	102,186	11,569,499
Total		26,321,870
Total Consumer Discretionary		123,892,897
Consumer Staples 3.6%
Beverages 0.8%
Molson Coors Beverage Co., Class B	120,048	5,432,172
PepsiCo, Inc.	70,000	9,830,800
Total		15,262,972
Consumer Staples Distribution & Retail 0.3%
Target Corp.	72,785	6,528,814
Food Products 0.7%
ConAgra Foods, Inc.	324,624	5,943,865
Mondelez International, Inc., Class A	122,500	7,652,575
Total		13,596,440
Household Products 0.4%
Colgate-Palmolive Co.	93,405	7,466,796
Kimberly-Clark Corp.	9,282	1,154,124
Total		8,620,920
Personal Care Products 0.2%
Kenvue, Inc.	285,000	4,625,550
Tobacco 1.2%
Altria Group, Inc.	288,043	19,028,121
Philip Morris International, Inc.	30,000	4,866,000
Total		23,894,121
Total Consumer Staples		72,528,817
Energy 3.1%
Oil, Gas & Consumable Fuels 3.1%
Chevron Corp.	195,761	30,399,726
Diamondback Energy, Inc.	37,500	5,366,250
EOG Resources, Inc.	42,500	4,765,100
Exxon Mobil Corp.	138,149	15,576,300
Valero Energy Corp.	35,131	5,981,404
Total		62,088,780
Total Energy		62,088,780

Tri-Continental Corporation  | 2025

Portfolio of Investments  (continued)
Tri-Continental Corporation, September 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 9.9%
Banks 2.9%
Citigroup, Inc.	205,209	20,828,713
JPMorgan Chase & Co.	51,420	16,219,411
M&T Bank Corp.	50,000	9,881,000
U.S. Bancorp	210,000	10,149,300
Total		57,078,424
Capital Markets 2.8%
Ares Capital Corp.	350,000	7,143,500
Bank of New York Mellon Corp. (The)	41,400	4,510,944
Blackrock, Inc.	11,903	13,877,351
Blackstone Secured Lending Fund	190,000	4,953,300
CME Group, Inc.	58,626	15,840,159
Morgan Stanley	65,000	10,332,400
Total		56,657,654
Consumer Finance 0.9%
Synchrony Financial	243,488	17,299,822
Financial Services 1.9%
Clovis Liquidation Trust(a),(b),(c)	9,371,357	93,714
Fiserv, Inc.(a)	98,083	12,645,841
Visa, Inc., Class A	74,093	25,293,868
Total		38,033,423
Insurance 0.9%
Allstate Corp. (The)	52,371	11,241,435
MetLife, Inc.	95,000	7,825,150
Total		19,066,585
Mortgage Real Estate Investment Trusts (REITS) 0.5%
Starwood Property Trust, Inc.	500,000	9,685,000
Total Financials		197,820,908
Health Care 7.0%
Biotechnology 1.9%
AbbVie, Inc.	78,250	18,118,005
Amgen, Inc.	38,210	10,782,862
Argenx SE, ADR(a)	1,348	994,231
BioMarin Pharmaceutical, Inc.(a)	21,253	1,151,063
Regeneron Pharmaceuticals, Inc.	4,204	2,363,783
Vertex Pharmaceuticals, Inc.(a)	11,427	4,475,270
Total		37,885,214
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 0.4%
Align Technology, Inc.(a)	8,000	1,001,760
Baxter International, Inc.	64,458	1,467,709
Medtronic PLC	57,500	5,476,300
Total		7,945,769
Health Care Providers & Services 1.4%
CVS Health Corp.	219,791	16,570,043
McKesson Corp.	14,894	11,506,211
Total		28,076,254
Life Sciences Tools & Services 0.4%
Charles River Laboratories International, Inc.(a)	40,800	6,383,568
IQVIA Holdings, Inc.(a)	11,876	2,255,727
Total		8,639,295
Pharmaceuticals 2.9%
Bristol-Myers Squibb Co.	545,589	24,606,064
Merck & Co., Inc.	92,500	7,763,525
Pfizer, Inc.	513,200	13,076,336
Viatris, Inc.	1,179,020	11,672,298
Total		57,118,223
Total Health Care		139,664,755
Industrials 5.3%
Aerospace & Defense 0.9%
General Dynamics Corp.	10,800	3,682,800
Lockheed Martin Corp.	16,500	8,236,965
RTX Corp.	32,500	5,438,225
Total		17,357,990
Building Products 1.0%
Johnson Controls International PLC	154,639	17,002,558
Masco Corp.	25,701	1,809,093
Trane Technologies PLC	5,378	2,269,301
Total		21,080,952
Ground Transportation 0.5%
Uber Technologies, Inc.(a)	42,034	4,118,071
Union Pacific Corp.	23,500	5,554,695
Total		9,672,766
Tri-Continental Corporation  | 2025

Portfolio of Investments  (continued)
Tri-Continental Corporation, September 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 1.7%
Pentair PLC	145,524	16,118,239
Snap-On, Inc.	37,306	12,927,648
Stanley Black & Decker, Inc.	75,000	5,574,750
Total		34,620,637
Passenger Airlines 0.4%
Delta Air Lines, Inc.	61,425	3,485,869
United Airlines Holdings, Inc.(a)	52,619	5,077,733
Total		8,563,602
Professional Services 0.8%
Automatic Data Processing, Inc.	51,793	15,201,246
Total Industrials		106,497,193
Information Technology 19.3%
Communications Equipment 2.0%
Arista Networks, Inc.(a)	121,379	17,686,134
Cisco Systems, Inc.	235,808	16,133,983
F5, Inc.(a)	17,700	5,720,463
Total		39,540,580
Electronic Equipment, Instruments & Components 0.5%
Corning, Inc.	130,000	10,663,900
IT Services 0.5%
International Business Machines Corp.	20,000	5,643,200
VeriSign, Inc.	15,045	4,206,131
Total		9,849,331
Semiconductors & Semiconductor Equipment 7.0%
Broadcom, Inc.	49,457	16,316,359
NVIDIA Corp.	514,639	96,021,344
Qorvo, Inc.(a)	15,513	1,412,924
QUALCOMM, Inc.	111,728	18,587,070
Texas Instruments, Inc.	42,500	7,808,525
Total		140,146,222
Software 5.6%
Adobe, Inc.(a)	52,449	18,501,385
Fortinet, Inc.(a)	36,714	3,086,913
Microsoft Corp.	102,694	53,190,357
Palantir Technologies, Inc., Class A(a)	43,900	8,008,238
Palo Alto Networks, Inc.(a)	45,313	9,226,633
Common Stocks (continued)
Issuer	Shares	Value ($)
Salesforce, Inc.	72,773	17,247,201
ServiceNow, Inc.(a)	3,345	3,078,337
Total		112,339,064
Technology Hardware, Storage & Peripherals 3.7%
Apple, Inc.(d)	238,336	60,687,496
HP, Inc.	300,000	8,169,000
NetApp, Inc.	38,859	4,603,237
Total		73,459,733
Total Information Technology		385,998,830
Materials 1.8%
Chemicals 1.2%
CF Industries Holdings, Inc.	147,452	13,226,445
LyondellBasell Industries NV, Class A	100,000	4,904,000
Nutrien Ltd.	90,000	5,283,900
Total		23,414,345
Containers & Packaging 0.3%
International Paper Co.	110,000	5,104,000
Metals & Mining 0.3%
Newmont Corp.	79,475	6,700,537
Total Materials		35,218,882
Real Estate 2.1%
Hotel & Resort REITs 0.1%
Host Hotels & Resorts, Inc.	86,342	1,469,541
Industrial REITs 0.3%
Prologis, Inc.	47,500	5,439,700
Office REITs 0.3%
BXP, Inc.	75,000	5,575,500
Residential REITs 0.2%
Invitation Homes, Inc.	175,000	5,132,750
Retail REITs 0.2%
Realty Income Corp.	87,500	5,319,125
Specialized REITs 1.0%
American Tower Corp.	37,593	7,229,885
Equinix, Inc.	4,599	3,602,121

Tri-Continental Corporation  | 2025

Portfolio of Investments  (continued)
Tri-Continental Corporation, September 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
SBA Communications Corp.	19,437	3,758,144
VICI Properties, Inc.	152,500	4,973,025
Total		19,563,175
Total Real Estate		42,499,791
Utilities 2.3%
Electric Utilities 1.8%
Duke Energy Corp.	42,500	5,259,375
Edison International	92,762	5,127,883
Entergy Corp.	57,500	5,358,425
Exelon Corp.	134,400	6,049,344
FirstEnergy Corp.	115,000	5,269,300
PG&E Corp.	570,012	8,595,781
Total		35,660,108
Gas Utilities 0.3%
UGI Corp.	150,000	4,989,000
Independent Power and Renewable Electricity Producers 0.2%
AES Corp. (The)	323,492	4,257,155
Total Utilities		44,906,263
Total Common Stocks (Cost $899,126,604)		1,337,588,444

Convertible Bonds 6.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.3%
Intuitive Machines, Inc.(e)
10/01/2030	2.500%	5,000,000	5,456,250
Automotive 0.3%
Rivian Automotive, Inc.
03/15/2029	4.625%	5,200,000	5,384,600
Brokerage/Asset Managers/Exchanges 0.5%
Galaxy Digital Holdings LP(e)
12/01/2029	2.500%	3,000,000	4,951,709
WisdomTree, Inc.(e)
08/15/2030	4.625%	5,000,000	5,295,792
Total			10,247,501
Cable and Satellite 0.1%
BlackSky Technology, Inc.(e)
08/01/2033	8.250%	2,500,000	2,806,760
Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Products 0.3%
LCI Industries(e)
03/01/2030	3.000%	4,900,000	5,002,900
Diversified Manufacturing 0.2%
Greenbrier Companies, Inc. (The)
04/15/2028	2.875%	4,300,000	4,602,720
Electric 0.6%
PG&E Corp.
12/01/2027	4.250%	5,000,000	5,056,500
WEC Energy Group, Inc.
06/01/2029	4.375%	6,000,000	7,359,000
Total			12,415,500
Finance Companies 0.3%
Hercules Capital, Inc.(e)
09/01/2028	4.750%	5,100,000	5,066,547
Healthcare REIT 0.3%
Welltower OP LLC(e)
07/15/2029	3.125%	3,500,000	5,139,750
Leisure 0.2%
Carnival Corp.
12/01/2027	5.750%	2,000,000	4,466,870
Life Insurance 0.1%
Oscar Health, Inc.(e)
09/01/2030	2.250%	2,600,000	2,859,559
Other Financial Institutions 0.7%
MARA Holdings, Inc.(e),(f)
06/01/2031	0.000%	8,000,000	7,572,662
RWT Holdings, Inc.
10/01/2025	5.750%	6,000,000	5,999,705
Total			13,572,367
Other REIT 0.5%
PennyMac Corp.
03/15/2026	5.500%	9,500,000	9,433,500
Pharmaceuticals 0.4%
Bridgebio Pharma, Inc.(e)
03/01/2031	1.750%	2,800,000	3,732,400
BridgeBio Pharma, Inc.
02/01/2029	2.250%	1,500,000	1,476,750
Tri-Continental Corporation  | 2025

Portfolio of Investments  (continued)
Tri-Continental Corporation, September 30, 2025 (Unaudited)
Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cytokinetics, Inc.(e)
10/01/2031	1.750%	3,000,000	3,421,129
Total			8,630,279
Retailers 0.0%
Farfetch Ltd.(g)
05/01/2027	0.000%	5,300,000	19,875
Technology 1.2%
Celcuity, Inc.
08/01/2031	2.750%	2,400,000	3,186,618
CSG Systems International, Inc.
09/15/2028	3.875%	4,500,000	4,992,750
Eos Energy Enterprises, Inc.(e)
06/15/2030	6.750%	2,200,000	5,217,300
MicroStrategy, Inc.(e),(f)
12/01/2029	0.000%	5,700,000	5,101,561
Progress Software Corp.
03/01/2030	3.500%	5,300,000	5,329,238
Total			23,827,467
Transportation Services 0.2%
Hertz Corp. (The)(e)
10/01/2030	5.500%	4,800,000	4,836,393
Wireless 0.3%
AST SpaceMobile, Inc.(e)
10/15/2032	2.375%	5,000,000	5,182,500
Total Convertible Bonds (Cost $119,585,872)			128,951,338

Convertible Preferred Stocks 4.9%
Issuer		Shares	Value ($)
Financials 1.4%
Banks 0.5%
Bank of America Corp.(h)	7.250%	8,000	10,243,201
Capital Markets 0.7%
Ares Management Corp.	6.750%	95,000	4,730,050
KKR & Co., Inc.	6.250%	180,000	9,388,800
Total			14,118,850
Financial Services 0.2%
Shift4 Payments, Inc.	6.000%	50,000	4,720,500
Total Financials			29,082,551
Convertible Preferred Stocks (continued)
Issuer		Shares	Value ($)
Health Care 0.6%
Health Care Providers & Services 0.3%
BrightSpring Health Services, Inc.	6.750%	60,000	6,081,126
Life Sciences Tools & Services 0.3%
Bruker Corp.	6.375%	20,000	5,436,000
Total Health Care			11,517,126
Industrials 0.9%
Aerospace & Defense 0.5%
Boeing Co. (The)	6.000%	160,000	11,113,600
Trading Companies & Distributors 0.4%
QXO, Inc.	5.500%	135,000	7,459,397
Total Industrials			18,572,997
Information Technology 0.9%
Semiconductors & Semiconductor Equipment 0.4%
Microchip Technology, Inc.	7.500%	125,000	7,378,750
Technology Hardware, Storage & Peripherals 0.5%
Hewlett Packard Enterprise Co.	7.625%	155,000	10,613,754
Total Information Technology			17,992,504
Materials 0.3%
Chemicals 0.3%
Albemarle Corp.	7.250%	150,000	5,713,500
Total Materials			5,713,500
Utilities 0.8%
Electric Utilities 0.8%
Nextera Energy, Inc.	7.234%	120,000	5,642,400
NextEra Energy, Inc.	7.299%	100,000	5,011,195
PG&E Corp.	6.000%	135,000	5,345,916
Total			15,999,511
Total Utilities			15,999,511
Total Convertible Preferred Stocks (Cost $91,525,276)			98,878,189

Corporate Bonds & Notes 20.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.6%
Boeing Co. (The)
05/01/2054	6.858%	4,500,000	5,133,514

Tri-Continental Corporation  | 2025

Portfolio of Investments  (continued)
Tri-Continental Corporation, September 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United Technologies Corp.
06/01/2042	4.500%	8,500,000	7,684,638
Total			12,818,152
Airlines 0.2%
American Airlines, Inc.(e)
02/15/2028	7.250%	4,700,000	4,811,843
Apartment REIT 0.3%
Invitation Homes Operating Partnership LP
02/01/2035	4.875%	5,000,000	4,937,322
Automotive 0.6%
American Axle & Manufacturing, Inc.(e),(i)
10/15/2033	7.750%	5,000,000	5,039,297
Nissan Motor Co., Ltd.(e)
07/17/2030	7.500%	5,000,000	5,249,753
Rivian Holdings/Automotive LLC(e)
01/15/2031	10.000%	2,700,000	2,519,139
Total			12,808,189
Banking 1.0%
Citigroup, Inc.(j)
Subordinated
09/19/2039	5.411%	5,000,000	5,024,227
JPMorgan Chase & Co.(h),(j)
	6.500%	4,700,000	4,866,658
JPMorgan Chase & Co.(j)
04/22/2052	3.328%	7,000,000	5,005,301
M&T Bank Corp.(j)
01/16/2036	5.385%	5,100,000	5,170,865
Total			20,067,051
Building Materials 0.3%
Stanley Black & Decker, Inc.
11/15/2048	4.850%	6,000,000	5,235,307
Cable and Satellite 0.1%
Telesat Canada/LLC(e)
10/15/2027	6.500%	5,286,000	2,612,657
Chemicals 0.8%
INEOS Finance PLC(e)
04/15/2029	7.500%	4,500,000	4,409,336
Innophos Holdings, Inc.(e)
06/15/2029	11.500%	4,600,000	4,538,234
Olympus Water US Holding Corp.(e)
10/01/2029	6.250%	7,500,000	7,278,391
Total			16,225,961
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Construction Machinery 0.1%
Vortex Opco LLC.(e)
04/30/2030	8.000%	4,890,600	488,774
Vortex Opco LLC.(e),(k)
3-month Term SOFR + 6.250% Floor 0.500% 04/30/2030	10.842%	1,123,200	1,070,614
Total			1,559,388
Consumer Products 0.7%
Mattel, Inc.(e)
04/01/2029	3.750%	2,700,000	2,611,871
Mattel, Inc.
10/01/2040	6.200%	1,430,000	1,451,889
11/01/2041	5.450%	745,000	686,224
Newell Brands, Inc.(j)
04/01/2036	7.375%	2,500,000	2,492,793
Newell Brands, Inc.
04/01/2046	7.000%	4,200,000	3,711,585
SWF Escrow Issuer Corp.(e)
10/01/2029	6.500%	7,500,000	2,951,482
Total			13,905,844
Electric 1.9%
Duke Energy Corp.(j)
09/01/2054	6.450%	4,900,000	5,178,233
Entergy Corp.(j)
12/01/2054	7.125%	4,700,000	4,921,528
Entergy Louisiana LLC
03/15/2055	5.800%	5,000,000	5,128,830
FirstEnergy Corp.
03/01/2050	3.400%	14,000,000	9,755,576
Pacific Gas and Electric Co.
07/01/2050	4.950%	6,000,000	5,169,163
Wisconsin Electric Power Co.
10/01/2054	5.050%	8,200,000	7,684,098
Total			37,837,428
Food and Beverage 1.0%
Mars, Inc.(e)
05/01/2045	5.650%	4,800,000	4,872,079
Primo Water Holdings, Inc./Triton Water Holdings, Inc.(e)
04/01/2029	6.250%	7,000,000	7,009,007
United Natural Foods, Inc.(e)
10/15/2028	6.750%	7,180,000	7,169,579
Total			19,050,665
Tri-Continental Corporation  | 2025

Portfolio of Investments  (continued)
Tri-Continental Corporation, September 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Gaming 0.4%
Scientific Games Holdings LP/US FinCo, Inc.(e)
03/01/2030	6.625%	9,500,000	8,826,200
Health Care 1.3%
Acadia Healthcare Co., Inc.(e)
04/15/2029	5.000%	7,700,000	7,556,820
CVS Health Corp.
07/20/2045	5.125%	3,000,000	2,721,873
CVS Health Corp.(j)
03/10/2055	7.000%	4,500,000	4,735,141
Quotient Ltd.(b),(c),(e),(l)
04/15/2030	12.000%	3,399,959	3,297,960
Star Parent, Inc.(e)
10/01/2030	9.000%	6,800,000	7,202,400
Total			25,514,194
Independent Energy 1.2%
Hilcorp Energy I LP/Finance Co.(e)
04/15/2030	6.000%	10,000,000	9,854,960
Occidental Petroleum Corp.
07/15/2044	4.500%	9,340,000	7,278,201
04/15/2046	4.400%	9,600,000	7,532,812
Total			24,665,973
Leisure 0.2%
Carnival Corp.(e)
02/15/2033	6.125%	4,750,000	4,870,216
Life Insurance 0.3%
MetLife, Inc.
07/15/2052	5.000%	5,500,000	5,134,120
Media and Entertainment 1.4%
Clear Channel Outdoor Holdings, Inc.(e)
04/15/2028	7.750%	9,800,000	9,786,143
Deluxe Corp.(e)
06/01/2029	8.000%	5,000,000	4,989,778
Lions Gate Capital Holdings LLC(e)
04/15/2029	5.500%	11,500,000	9,429,061
Mav Acquisition Corp.(e)
08/01/2029	8.000%	4,500,000	4,582,060
Total			28,787,042
Midstream 0.3%
AmeriGas Partners LP/Finance Corp.(e)
06/01/2030	9.500%	4,700,000	4,922,064
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Oil Field Services 0.9%
Nabors Industries Ltd.(e)
01/15/2028	7.500%	5,000,000	4,995,260
Nabors Industries, Inc.(e)
08/15/2031	8.875%	5,500,000	5,123,232
Transocean Aquila Ltd.(e)
09/30/2028	8.000%	3,760,000	3,868,710
Transocean Titan Financing Ltd.(e)
02/01/2028	8.375%	4,139,096	4,244,812
Total			18,232,014
Other Financial Institutions —%
WeWork Companies US LLC(b),(c),(e)
08/15/2027	0.000%	4,500,000	0
Other REIT 0.2%
Prologis LP
03/15/2054	5.250%	5,000,000	4,832,235
Packaging 0.5%
Mauser Packaging Solutions Holding Co.(e)
04/15/2027	9.250%	9,000,000	9,016,475
Pharmaceuticals 1.1%
1261229 BC Ltd.(e)
04/15/2032	10.000%	4,800,000	4,929,364
AbbVie, Inc.
03/15/2055	5.600%	5,000,000	5,114,038
Bausch Health Companies, Inc.(e)
09/30/2028	11.000%	2,215,000	2,310,883
Merck & Co., Inc.
05/17/2053	5.000%	5,000,000	4,695,043
Organon & Co./Foreign Debt Co-Issuer BV(e)
05/15/2034	7.875%	3,900,000	3,617,012
Organon Finance 1 LLC(e)
04/30/2031	5.125%	1,600,000	1,399,946
Total			22,066,286
Railroads 0.3%
Union Pacific Corp.
02/20/2035	5.100%	4,900,000	5,039,672
Restaurants 0.5%
Fertitta Entertainment LLC/Finance Co., Inc.(e)
01/15/2030	6.750%	10,500,000	9,860,299
Retailers 0.5%
Hanesbrands, Inc.(e)
02/15/2031	9.000%	4,200,000	4,448,629

Tri-Continental Corporation  | 2025

Portfolio of Investments  (continued)
Tri-Continental Corporation, September 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Magic MergeCo, Inc.(e)
05/01/2029	7.875%	7,500,000	6,282,820
Total			10,731,449
Supermarkets 0.2%
Safeway, Inc.
02/01/2031	7.250%	4,200,000	4,543,421
Technology 2.6%
Broadcom, Inc.(e)
02/15/2041	3.500%	6,200,000	5,101,787
Cloud Software Group, Inc.(e)
09/30/2029	9.000%	4,500,000	4,663,261
Consensus Cloud Solutions, Inc.(e)
10/15/2026	6.000%	5,000,000	4,992,987
Hewlett Packard Enterprise Co.
10/15/2054	5.600%	5,200,000	4,974,840
International Business Machines Corp.
02/06/2053	5.100%	5,500,000	5,153,580
Minerva Merger Sub, Inc.(e)
02/15/2030	6.500%	8,000,000	7,936,427
Neptune Bidco US, Inc.(e)
04/15/2029	9.290%	7,254,000	7,121,369
Picard Midco, Inc.(e)
03/31/2029	6.500%	4,700,000	4,744,764
Rocket Software, Inc.(e)
02/15/2029	6.500%	7,200,000	7,020,673
Total			51,709,688
Tobacco 0.3%
Philip Morris International, Inc.
04/30/2030	4.375%	5,000,000	5,023,752
Transportation Services 0.2%
Hertz Corp. (The)(e)
07/15/2029	12.625%	4,600,000	4,875,354
Total Corporate Bonds & Notes (Cost $407,371,848)			400,520,261

Preferred Debt 0.3%
Issuer	Coupon Rate	Shares	Value ($)
Banking 0.3%
Citigroup Capital XIII(j)
10/30/2040	10.942%	165,000	4,978,050
Total Preferred Debt (Cost $4,356,642)			4,978,050

Warrants —%
Issuer	Shares	Value ($)
Health Care —%
Health Care Equipment & Supplies —%
Quotient Ltd.(a),(b),(c) 10/13/2026	39,425	0
Quotient Ltd.(a),(b),(c) 07/06/2027	181,609	0
Total		0
Total Health Care		0
Total Warrants (Cost $—)		0

Money Market Funds 1.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.265%(m),(n)	22,798,608	22,791,769
Total Money Market Funds (Cost $22,789,742)		22,791,769
Total Investments in Securities (Cost: $1,544,755,984)		1,993,708,051
Other Assets & Liabilities, Net		5,014,530
Net Assets		1,998,722,581
At September 30, 2025, securities and/or cash totaling $2,460,744 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	43	12/2025	USD	14,488,313	194,146	—
Tri-Continental Corporation  | 2025

Portfolio of Investments  (continued)
Tri-Continental Corporation, September 30, 2025 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
Represents fair value as determined in good faith under procedures approved by the Board of Directors. At September 30, 2025, the total value of these securities amounted to $3,391,674, which represents 0.17% of total net assets.

(c)	Valuation based on significant unobservable inputs.
(d)	This security or a portion of this security has been pledged as collateral in connection with investments sold short and/or derivative contracts.
(e)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At September 30, 2025, the total value of these securities amounted to $316,146,994, which represents 15.82% of total net assets.

(f)	Zero coupon bond.
(g)	Represents a security in default.
(h)	Perpetual security with no specified maturity date.
(i)	Represents a security purchased on a when-issued basis.
(j)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of September 30, 2025.

(k)	Variable rate security. The interest rate shown was the current rate as of September 30, 2025.
(l)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(m)	The rate shown is the seven-day current annualized yield at September 30, 2025.
(n)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.265%
	24,998,794	265,768,208	(267,974,699)	(534)	22,791,769	(2,826)	632,698	22,798,608
Abbreviation Legend
ADR	American Depositary Receipt
SOFR	Secured Overnight Financing Rate
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements included within the most recent shareholder report.

Tri-Continental Corporation  | 2025

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3QT240_12_R01_(11/25)